FINANCIAL RISK MANAGEMENT - Non-derivative accrued liabilities (Details)	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Collaboration, license and settlement agreements (undiscounted)	$ 1,250,000
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Collaboration, license and settlement agreements (undiscounted)	$ 1,250,000